UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21835

Name of Fund: BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Long-Term Municipal Advantage Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)

	Face
State	Amount	Municipal Bonds	Value
Arizona - 5.0%	$2,075	Phoenix and Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds, AMT,
		Series 2007-1, 5.25% due 8/01/2038 (c)(d)	$2,136
	1,700	Pima County, Arizona, IDA, Education Revenue Bonds (American Charter Schools Foundation),
		Series A, 5.625% due 7/01/2038	1,583
	1,000	Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter Schools Project),
		Series O, 5.25% due 7/01/2031	903
	158	Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT,
		5% due 4/25/2008 (j)	158
	1,850	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5% due 12/01/2032	1,723
	2,590	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5% due 12/01/2037	2,380
California - 5.5%	3,625	California Statewide Communities Development Authority, Revenue Refunding Bonds (Daughters of Charity National
		Health System), Series A, 5% due 7/01/2039	3,295
	7,000	Irvine, California, Unified School District Financing Authority, Special Tax Bonds, Series A,
		5.125% due 9/01/2036	6,472
Colorado - 2.0%	2,500	Colorado HFA, Revenue Refunding Bonds (Adventist Health System/Sunbelt Obligor Group), Series D,
		5.125% due 11/15/2029	2,534
	1,200	North Range Metropolitan District Number 2, Colorado, Limited Tax, GO, 5.50% due 12/15/2037	1,043
Connecticut - 1.7%	3,000	Connecticut State, HFA, Housing Mortgage Finance Program Revenue Bonds, AMT, Sub-Series A-2,
		5.15% due 5/15/2038	2,963
District of Columbia - 12.7%	6,470	District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue
		Refunding Bonds, 6.25% due 5/15/2024	6,581
	15,415	District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue
		Refunding Bonds, 6.50% due 5/15/2033	15,860
Florida - 5.5%	1,000	Highlands County, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Adventist Health System),
		Series G, 5.125% due 11/15/2032	1,002
	2,830	Hillsborough County, Florida, IDA, Hospital Revenue Bonds (Tampa General Hospital Project),
		5% due 10/01/2036	2,709
	845	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
		(Baptist Medical Center Project), Series A, 5% due 8/15/2037	827
Portfolio Abbreviations

To simplify the listings of BlackRock Long-Term Municipal Advantage Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
EDA	Economic Development Authority	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds	S/F	Single-Family
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)

	Face
State	Amount	Municipal Bonds	Value
	$1,150	Orange County, Florida, Health Facilities Authority, First Mortgage Revenue Bonds (Orlando Lutheran Towers), 5.50% due 7/01/2038	$1,016
	560	Sarasota County, Florida, Health Facilities Authority, Retirement Facility Revenue Refunding Bonds (Village on the Isle Project), 5.50% due 1/01/2027	523
	520	Sarasota County, Florida, Health Facilities Authority, Retirement Facility Revenue Refunding Bonds (Village on the Isle Project), 5.50% due 1/01/2032	468
	1,750	Tolomato Community Development District, Florida, Special Assessment Bonds, 6.65% due 5/01/2040	1,722
	1,850	Watergrass Community Development District, Florida, Special Assessment Revenue Bonds, Series A, 5.375% due 5/01/2039	1,486
Georgia - 1.4%	1,000	Cobb County, Georgia, Development Authority, Solid Waste Disposal Revenue Bonds (Waste Management of Georgia Inc. Project), AMT, Series A, 5% due 4/01/2033	900
	1,600	Rockdale County, Georgia, Development Authority Revenue Bonds (Visy Paper Project), AMT, Series A, 6.125% due 1/01/2034	1,568
Illinois - 4.1%	580	Illinois State Finance Authority Revenue Bonds (Monarch Landing, Inc. Project), Series A, 7% due 12/01/2037	583
	3,000	Illinois State Finance Authority, Revenue Refunding Bonds (Illinois Institute of Technology),
		Series A, 5% due 4/01/2036	2,827
	4,000	Illinois State Finance Authority, Revenue Refunding Bonds (Proctor Hospital), Series A,
		5.125% due 1/01/2025	3,773
Indiana - 2.1%	2,000	Delaware County, Indiana, Hospital Authority, Hospital Revenue Bonds (Cardinal Health System Obligated Group),
		5.25% due 8/01/2036	1,759
	1,985	Indiana Health and Educational Facilities Financing Authority, Hospital Revenue Bonds (Community Foundation of
		Northwest Indiana), 5.50% due 3/01/2037	1,865
Kansas - 1.9%	3,650	Lenexa, Kansas, Health Care Facility, Revenue Refunding Bonds, 5.50% due 5/15/2039	3,308
Louisiana - 2.0%	2,000	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds
		(Westlake Chemical Corporation), 6.75% due 11/01/2032	2,058
	1,419	Saint Tammany Parish, Louisiana, Financing Authority, S/F Mortgage Revenue Bonds (Home Ownership Program),
		Series A, 5.25% due 12/01/2039 (c)(d)	1,472
Maryland - 0.6%	1,000	Maryland State Health and Higher Educational Facilities Authority Revenue Bonds (King Farm Presbyterian
		Community), Series B, 5% due 1/01/2017	994
Michigan - 0.7%	1,540	Garden City, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (Garden City Hospital
		Obligation), Series A, 5% due 8/15/2038	1,249
Minnesota - 5.8%	6,460	Minnesota State, HFA, Residential Housing Finance Revenue Bonds, AMT, Series M,
		4.85% due 7/01/2031	6,157
	4,000	Minnesota State Municipal Power Agency, Electric Revenue Bonds, 5% due 10/01/2035	4,043
Mississippi - 0.5%	915	Mississippi Business Finance Corporation Revenue Bonds (Northrop Grumman Ship System),
		4.55% due 12/01/2028	844
Missouri - 1.4%	2,500	Missouri State Housing Development Commission, S/F Mortgage Revenue Refunding Bonds (Homeownership Loan
		Program), AMT, Series B-1, 5.05% due 3/01/2038 (c)(d)(l)	2,596

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)

	Face
State	Amount	Municipal Bonds	Value
Montana - 1.7%	$1,500	Two Rivers Authority Inc., Montana, Senior Lien Revenue Bonds (Correctional Facilities Project),
		7.25% due 11/01/2021	$1,104
	2,600	Two Rivers Authority Inc., Montana, Senior Lien Revenue Bonds (Correctional Facilities Project),
		7.375% due 11/01/2027	1,911
New Hampshire - 2.7%	5,000	New Hampshire State Business Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management Inc.
		Project), AMT, 5.20% due 5/01/2027	4,811
New Jersey - 4.6%	2,670	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024	2,639
	5,000	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
		5.75% due 6/01/2032	5,495
New Mexico - 1.9%	3,750	Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico - San Juan Project), Series B,
		4.875% due 4/01/2033	3,339
New York - 10.2%	5,000	Nassau County, New York, Tobacco Settlement Corporation, Senior Asset-Backed Revenue Refunding
		Bonds, Series A-2, 5.25% due 6/01/2026 (n)	4,666
	7,600	New York City, New York, City IDA, Special Facility Revenue Bonds (American Airlines, Inc. - JFK International
		Airport), AMT, 7.625% due 8/01/2025	8,127
	5,000	New York Liberty Development Corporation Revenue Bonds (Goldman Sachs Headquarters),
		5.25% due 10/01/2035	5,248
North Carolina - 0.7%	1,160	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Novant Health Obligation Group),
		5% due 11/01/2039	1,148
Oklahoma - 0.6%	1,015	Oklahoma State Development Finance Authority, Revenue Refunding Bonds (Saint John Health System),
		5% due 2/15/2042	999
Pennsylvania - 1.8%	2,080	Allegheny County, Pennsylvania, Hospital Development Authority, Health System Revenue Refunding Bonds (West
		Penn Allegheny Health System), Series A, 5.375% due 11/15/2040	1,807
	1,000	Harrisburg, Pennsylvania, Authority, University Revenue Bonds (Harrisburg University of Science),
		Series A, 5.40% due 9/01/2016	1,021
	450	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 97A,
		4.60% due 10/01/2027	428
Puerto Rico - 0.8%	1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue Bonds (Ana G.
		Mendez University System Project), 5% due 3/01/2036	1,348
South Carolina - 3.2%	2,000	Scago Education Facilities Corporation for Williamsburg County School District, South Carolina, Revenue Refunding
		Bonds, 5% due 12/01/2031 (h)	1,970
	600	South Carolina Jobs, EDA, Health Care Facilities, First Mortgage Revenue Refunding Bonds
		(Lutheran Homes), 5.50% due 5/01/2028	549
	1,000	South Carolina Jobs, EDA, Health Care Facilities, First Mortgage Revenue Refunding Bonds
		(Lutheran Homes), 5.625% due 5/01/2042	899
	2,500	South Carolina Jobs, EDA, Senior Lien Revenue Refunding Bonds (Burroughs and Chapin Company, Inc.), Series A,
		4.70% due 4/01/2035 (h)	2,315
South Dakota - 0.6%	1,040	South Dakota State Health and Educational Facilities Authority Revenue Bonds
		(Sanford Health), 5% due 11/01/2040	1,011

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)

	Face
State	Amount	Municipal Bonds	Value
Tennessee - 1.0%	$5,000	Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding
		Bonds (Covenant Health), Series A, 5.02% due 1/01/2036 (m)	$1,067
	695	Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital Revenue Refunding Bonds (Saint
		Jude Children's Research Hospital), 5% due 7/01/2031	709
Texas - 6.8%	2,000	Brazos River Authority, Texas, PCR (TXU Energy Company LLC Project), AMT, 5% due 3/01/2041	1,460
	1,150	HFDC of Central Texas, Inc., Retirement Facilities Revenue Bonds (Village at Gleannloch Farms),
		Series A, 5.50% due 2/15/2027	1,043
	34,560	Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding (School Building),
		5.557% due 8/15/2042 (m)	5,120
	2,000	Mission, Texas, Economic Development Corporation, Solid Waste Disposal Revenue Bonds (Allied Waste N.A. Inc
		Project), Series A, 5.20% due 4/01/2018	1,823
	1,244	Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds (Professional Educators Home Loan
		Program), AMT, Series A-1, 5.50% due 12/01/2039 (c)(d)	1,307
	1,250	West Central Texas Regional Housing Finance Corporation, S/F Mortgage Revenue Bonds (Mortgage-Backed
		Securities Program), AMT, Series A, 5.35% due 12/01/2039 (c)(d)	1,298
Vermont - 2.5%	4,670	Vermont HFA, S/F Housing Revenue Bonds, AMT, Series 27, 4.90% due 5/01/2038 (e)	4,452
Virginia - 2.3%	850	Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage Revenue Refunding Bonds
		(Goodwin House, Inc.), 5.125% due 10/01/2042	794
	2,600	Peninsula Ports Authority, Virginia, Residential Care Facilities, Revenue Refunding Bonds
		(Baptist Homes), Series C, 5.375% due 12/01/2026	2,379
	1,000	Reynolds Crossing Community Development Authority, Virginia, Special Assessment Revenue Bonds (Reynolds
		Crossing Project), 5.10% due 3/01/2021	935
Wisconsin - 3.9%	5,335	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Ascension Health),
		Series A, 5% due 11/15/2031	5,418
	1,535	Wisconsin State Health and Educational Facilities Authority, Revenue Refunding Bonds (Franciscan Sisters
		Healthcare), 5% due 9/01/2026	1,438
Wyoming - 0.5%	1,015	Wyoming Community Development Authority, Housing Revenue Bonds, AMT, Series 3, 4.70% due 12/01/2032	945
		Total Municipal Bonds (Cost - $185,390) - 98.7%	174,403
		Municipal Bonds Transferred to Tender Option Bond Trusts (o)
California - 19.8%	5,000	California Health Facilities Financing Authority Revenue Bonds (Sutter Health), Series A,	5,054
		5.25% due 11/15/2046
	15,000	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Refunding Bonds, Series	14,725
		A, 5% due 6/01/2045 (a)
	15,000	University of California Revenue Bonds, Series B, 4.75% due 5/15/2038 (g)	15,121
Georgia - 17.3%	15,000	Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General Revenue Refunding
		Bonds, Series C, 5% due 1/01/2033 (e)	15,296
	15,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5% due 11/01/2043 (e)	15,370
Illinois - 8.5%	15,000	Chicago, Illinois, O'Hare International Airport, General Airport Revenue Bonds, Third Lien,
		Series A, 5% due 1/01/2033 (b)	14,957

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)

	Face
State	Amount	Municipal Bonds Transferred to Tender Option Bond Trusts (o)	Value
Indiana - 7.7%	$7,230	Carmel, Indiana, Lease Rental Revenue Bonds (Performing Arts Center), 4.75% due 2/01/2033	$7,022
	6,580	Carmel, Indiana, Lease Rental Revenue Bonds (Performing Arts Center), 5% due 2/01/2033	6,641
Massachusetts - 6.8%	11,855	Massachusetts State, HFA, Housing Revenue Refunding Bonds, AMT, Series D,
		5.45% due 6/01/2037	11,961
Nebraska - 8.5%	15,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Sub-Series B,
		4.75% due 2/01/2036 (b)	14,931
New York - 8.7%	15,000	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue Refunding
		Bonds, Series D, 5% due 6/15/2039	15,457
North Carolina - 15.0%	10,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds (Carolinas Medical
		Center), Series A, 5% due 1/15/2015 (k)	11,094
	15,170	University of North Carolina, University Revenue Refunding Bonds, Series A, 4.75% due 12/01/2034	15,427
Texas - 5.3%	9,150	New Caney, Texas, Independent School District, GO, 5% due 2/15/2035	9,412
		Total Municipal Bonds Transferred to Tender Option Bond Trusts (Cost - $174,413) - 97.6%	172,468
	Shares
	Held	Short-Term Securities
	1,700	Merrill Lynch Institutional Tax-Exempt Fund, 2.47% (f)(i)	1,700
		Total Short-Term Securities (Cost - $1,700) - 1.0%	1,700
		Total Investments (Cost - $361,503*) - 197.3%	348,571
		Other Assets In Excess of Liabilities - 2.1%	3,856
		Liability for Trust Certificates, Including Interest Expense and Fees Payable - (99.4%)	(175,663)
		Net Assets - 100.0%	$176,764

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$360,867
	Gross unrealized appreciation	$1,495
	Gross unrealized depreciation	(13,791)
	Net unrealized depreciation	$(12,296)
(a)	AMBAC Insured.
(b)	FGIC Insured.
(c)	FHLMC Collateralized.
(d)	FNMA/GNMA Collateralized.
(e)	FSA Insured.
(f)	Investments in companies considered to be an affiliate of the Trust, for purposes of
	Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
		Net	Dividend
	Affiliate	Activity	Income
	Merrill Lynch Institutional Tax-Exempt
	Fund	(900)	$31

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)

(g)	MBIA Insured.
(h)	Radian Insured.
(i)	Represents the current yield as of January 31, 2008.
(j)	Variable rate security. Rate shown is interest rate as of report date.
(k)	Prerefunded.
(l)	All or portion of security held as collateral in connection with open financial futures contracts.
(m)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(n)	Represents a step bond.
(o)	Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Trust may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
*	Financial futures contracts sold as of January 31, 2008 were as follows:

	Number of		Expiration	Face	Unrealized
	Contracts	Issue	Date	Amount	Depreciation
	125	10-Year U.S. Treasury Bond	March 2008	$14,092	($498)
*	Forward interest rate swaps outstanding as of January 31, 2008 were as follows:
			Notional		Unrealized
	Issue		Amount		Depreciation
Pay a fixed rate of 3.585% and receive a
floating rate based on 1-week (SIFMA)
Municipal Swap Index rate

Broker, JPMorgan Chase
Expires April 2023			$10,100		($64)

Item 2 – Controls and Procedures

2(a) –    The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Long-Term Municipal Advantage Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 24, 2008